T. ROWE PRICE California Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
CALIFORNIA  96.0%
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39 (1) 2,000 2,091
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52 (1) 1,000 1,086
Bay Area Toll Auth., Series A, VRDN, 2.70%, 4/1/55  2,250 2,250
Bay Area Toll Auth., Series B, VRDN, 2.50%, 4/1/55  1,400 1,400
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54 (2) 5,000 4,177
Burbank-Glendale-Pasadena Airport Auth. Brick Campaign,
Series B, 4.50%, 7/1/54 (1)(3) 4,000 4,043
California, GO, 4.25%, 9/1/52  3,510 3,608
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,383
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,302
California Community Choice Fin. Auth., Series D, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  8,000 8,763
California Community Choice Fin. Auth., Series E, VRDN,
5.00%, 2/1/55 (Tender 9/1/32)  4,100 4,468
California Community Choice Fin. Auth., Green Bond Energy
Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,549
California Community Choice Fin. Auth., Green Bond Energy
Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  3,830 4,259
California Community Choice Fin. Auth., Green Bond Energy
Project, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  6,000 6,105
California Community Choice Fin. Auth., Green Bond Energy
Project, Series E-1, VRDN, 5.00%, 2/1/54 (Tender 3/1/31)  5,500 5,918
California Community Choice Fin. Auth., Green Bond Energy
Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  3,000 3,235
California Community Housing Agency, 5.00%, 8/1/49 (4) 2,000 1,918
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  160 163
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (5) 5 5
California EFA, 5.00%, 4/1/51  4,000 5,001
California EFA, Series A, 4.00%, 12/1/39  1,245 1,207
California EFA, Series A, 5.00%, 12/1/34  1,000 1,045
California EFA, Series A, 5.00%, 12/1/44  3,500 3,575
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,280
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/35  400 418
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/39  400 432
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/40  500 518

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 1/15/45  1,000 1,053
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/45  550 567
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/50  550 565
California Enterprise Dev. Auth., Student Housing, Series A,
5.00%, 8/1/55  825 845
California Enterprise Dev. Auth.,Riverside County Mead Valley
Wellness Village Project, Series A, 5.25%, 11/1/54  7,000 7,862
California HFFA, Adventist Health System, VRDN, 2.50%,
3/1/41  5,700 5,700
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51  5,745 4,695
California HFFA, Cedars-Sinai Health System, Series A, 3.00%,
8/15/51 (2) 3,250 2,697
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 3,102
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 571
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 896
California HFFA, Kaiser Permanente, Series A-2, 5.00%,
11/1/47  8,000 9,632
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 9,099
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 708
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,313
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,411
California HFFA, Providence Healthcare & Services,
Unrefunded Balance, Series A, 5.00%, 10/1/38  1,410 1,413
California HFFA, Stanford Health Care, Series A, 4.00%,
8/15/50  2,120 2,133
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,056
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,101
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,863
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26) (5) 1,020 1,067
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,780 1,822
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,404 1,452
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,580 2,608
California Housing Fin., Series 2023-1, Class A, 4.375%,
9/20/36  2,299 2,400

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Housing Fin., Shoreview Apartments, Series T,
4.10%, 7/1/40  3,325 3,366
California Infrastructure & Economic Dev. Bank, Series B,
4.125%, 11/1/52  2,835 2,846
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/54  1,215 1,316
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/57  2,115 2,249
California Infrastructure & Economic Dev. Bank, Series B,
5.00%, 11/1/59  1,000 1,079
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 3.88%, 12/1/50 (Tender 6/1/26)  1,175 1,170
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series A, 3.25%, 8/1/29  2,800 2,818
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,426
California Infrastructure & Economic Dev. Bank, Los Angeles
Museum of National History, 3.00%, 7/1/50  6,750 5,394
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/35  300 302
California Municipal Fin. Auth., Bowles Hall Foundation,
Series A, 5.00%, 6/1/50  4,830 4,844
California Municipal Fin. Auth., California Baptist Univ.,
Series A, 5.00%, 11/1/36 (4) 1,920 1,953
California Municipal Fin. Auth., Caritas Project, Series A,
4.00%, 8/15/42  635 631
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/54  1,800 1,919
California Municipal Fin. Auth., Caritas Project, Series A,
5.00%, 8/15/59  2,600 2,750
California Municipal Fin. Auth., Caritas Project, Series A,
5.25%, 8/15/53  1,665 1,762
California Municipal Fin. Auth., Caritas Project, Series B,
3.00%, 8/15/31  120 115
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/41  295 286
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/51  435 395
California Municipal Fin. Auth., Caritas Project, Series B,
4.00%, 8/15/56  330 294
California Municipal Fin. Auth., Channing House Project,
Series A, 5.00%, 5/15/35  1,000 1,041
California Municipal Fin. Auth., Channing House Project,
Series B, 5.00%, 5/15/47  2,200 2,256
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36 (2) 2,000 2,118

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40 (4) 1,515 1,495
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52 (4) 2,075 1,968
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,865
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,032
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,622
California Municipal Fin. Auth., Green Bond-Orchard Park
Student, 4.00%, 5/15/46 (2) 1,750 1,752
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36  365 380
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37  315 327
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (4) 405 403
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39 (4) 900 906
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (4) 1,000 983
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57 (4) 1,650 1,596
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (1)(3) 2,845 2,781
California Municipal Fin. Auth., LINXS APM Project, Series A,
4.00%, 12/31/47 (3) 3,000 2,855
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (3) 1,500 1,544
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (3) 5,500 5,595
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (3) 2,830 2,869
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/39  1,700 1,744
California Municipal Fin. Auth., MT San Antonio Gardens
Project, 5.00%, 11/15/49  3,875 3,888
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/52  1,000 851
California Municipal Fin. Auth., MT San Antonio Gardens
Project, Series A, 4.00%, 11/15/56  1,100 917
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,137
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,349

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,118
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,065
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  3,000 3,189
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,062
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 544
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 400
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 373
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26 (6) 950 991
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28 (6) 1,005 1,094
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29 (6) 780 864
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31 (6) 1,000 1,141
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32 (6) 1,025 1,185
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,144
California Municipal Fin. Auth., Terry Manor Apartments,
Series 2024-02FN, 4.20%, 8/1/40  6,000 6,077
California Municipal Fin. Auth., UCR North Dist. Phase 1
Student, 5.00%, 5/15/33  1,000 1,072
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,612
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,144
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 500 487
California PFA, Enso Village Project, 5.00%, 11/15/51 (4) 1,000 952
California PFA, Enso Village Project, 5.00%, 11/15/56 (4) 1,000 940
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 511
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 511
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,019
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,534
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 5,031
California Public Works Board, Series B, 4.00%, 5/1/40  750 775
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 1,030
California School Fin. Auth., Alliance for College-Ready Public
School, 5.00%, 7/1/59 (4) 3,150 3,290

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Aspire Public School, 5.00%,
8/1/41 (Prerefunded 8/1/25) (4)(5) 175 177
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52 (4) 2,000 2,045
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52 (4) 600 592
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50 (4) 1,135 1,079
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (4) 3,000 3,148
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (4) 1,850 1,907
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54 (4) 1,150 1,181
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40 (4) 690 700
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50 (4) 2,090 2,100
California State Univ., Series C, 4.00%, 11/1/45  1,100 1,113
California Statewide CDA, 5.00%, 9/2/40  1,055 1,111
California Statewide CDA, 5.375%, 9/2/52  1,990 2,103
California Statewide CDA, Series D, 5.50%, 9/2/53  2,500 2,629
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,280
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,023
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  1,000 1,018
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38 (Prerefunded 2/15/26) (5) 2,500 2,568
California Statewide CDA, Enloe Medical Center, Series A,
5.25%, 8/15/52 (1) 3,120 3,374
California Statewide CDA, Enloe Medical Center, Series A,
5.375%, 8/15/57 (1) 1,000 1,087
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/41  2,000 1,966
California Statewide CDA, Front Porch Communities &
Services, 4.00%, 4/1/51  4,000 3,693
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/28  390 404
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/31  175 181
California Statewide CDA, Front Porch Communities &
Services, Series A, 5.00%, 4/1/47  1,750 1,777
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,832
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,860

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Infrastructure Program, 5.00%,
9/2/50  800 828
California Statewide CDA, Infrastructure Program, Series A,
5.00%, 9/2/48  940 973
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 2,044
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,018
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,777
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,025
California Statewide CDA, John Muir Health, Series A, 5.25%,
12/1/54  5,000 5,576
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/34 (4) 375 390
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/39 (4) 675 690
California Statewide CDA, Lancer Ed. Student Housing Project,
Series A, 5.00%, 6/1/51 (4) 4,135 4,148
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (4) 500 509
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 7,750 8,035
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 792
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,881
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 3,022
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 1,027
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 1,024
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 1,021
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 1,036
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 1,056
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,139
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 974
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,286

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/37  1,000 1,033
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,794
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 135
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 162
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 108
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 134
California, Various Purpose, GO, 5.00%, 10/1/39 (Prerefunded
12/4/24) (5) 2,375 2,375
Chino Valley Unified School Dist., Series B, GO, 3.375%,
8/1/50 (1) 7,950 7,201
Chino Valley Unified School Dist., Series D, GO, 5.00%, 8/1/55  5,000 5,541
Clovis Unified School Dist., Series C, GO, 4.00%, 8/1/48  1,750 1,761
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/37 (1) 1,700 1,916
Compton Community Redev. Agency Successor Agency,
Series A, 5.00%, 8/1/42 (1) 1,250 1,365
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 2,470 2,031
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (4) 2,960 2,699
CSCDA Community Improvement Auth., The Link Glendale
Social Bonds, Series A-2, 4.00%, 7/1/56 (4) 3,535 2,810
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,666
Del Mar Race Track Auth., 5.00%, 10/1/36  700 700
Desert Community College Dist., GO, 4.00%, 8/1/51  5,265 5,310
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, Series M-049, 3.05%, 4/15/34  1,830 1,687
Foothill-Eastern Transportation Corridor Agency, Series A,
4.00%, 1/15/46  4,000 4,014
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/32  175 183
Foothill-Eastern Transportation Corridor Agency, Series C,
4.00%, 1/15/33  250 260
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/30  150 163
Foothill-Eastern Transportation Corridor Agency, Series C,
5.00%, 1/15/31  150 165
Garden Grove PFA, Series A, 4.00%, 4/1/54 (2) 2,125 2,140
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44  4,600 4,632

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37  3,100 3,122
Irvine Fac. Fin. Auth., Series A, 4.00%, 9/1/58 (2) 4,700 4,699
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series B, 5.00%, 9/1/47  1,295 1,325
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series C, 5.00%, 9/1/47  525 537
Irvine Unified School Dist., Community Fac. Dist. No. 09-1,
Special Tax, Series D, 5.00%, 3/1/57  2,335 2,380
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,444
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,071
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/50 (2) 1,200 364
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/51 (2) 1,500 432
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/52 (2) 1,400 382
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/53 (2) 1,000 259
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, Zero
Coupon, 9/1/54 (2) 145 35
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/25 (7) 290 293
Jefferson Union High School Dist., Series A, GO, 6.45%,
8/1/29 (7) 1,000 1,082
Kern Community College Dist., Series C, GO, 3.00%, 8/1/46 (2) 6,750 5,903
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,556
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,733
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,160 2,533
Long Beach, Harbor, Series A, 5.00%, 5/15/37 (3) 1,300 1,341
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,665
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,508
Los Angeles County Fac., Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43  6,400 6,772
Los Angeles County Metropolitan Transportation Auth. Sales
Tax Revenue, Series A, 5.00%, 7/1/42  2,475 2,862
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,443
Los Angeles Dept. of Airports, 3.25%, 5/15/49 (3) 1,000 815
Los Angeles Dept. of Airports, 5.25%, 5/15/47 (3) 3,480 3,737
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42 (3) 5,225 5,220

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (3) 500 522
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (3) 1,000 1,030
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36 (3) 1,200 1,220
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 969
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45 (3) 1,620 1,720
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51 (3) 2,000 1,942
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36 (3) 1,000 1,047
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37 (3) 1,000 1,044
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47 (3) 1,500 1,488
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36 (3) 1,500 1,507
Los Angeles Dept. of Water & Power Water System Revenue,
Series A-1, VRDN, 2.60%, 7/1/50  310 310
Los Angeles Dept. of Water & Power Water System Revenue,
Series B, 5.00%, 7/1/52  1,000 1,098
Los Angeles Dept. of Water & Power Water System Revenue,
Series B-4, VRDN, 2.50%, 7/1/35  900 900
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,765
Los Angeles Unified School Dist., Series QRR, GO, 5.25%,
7/1/49  3,250 3,743
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,762
Modesto Elementary School Dist., Series B, GO, 3.00%, 8/1/50  2,700 2,279
Newport Beach, Series A, 4.125%, 9/2/38  570 579
Newport Beach, Series A, 5.00%, 9/2/43  645 692
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41 (3) 2,000 2,037
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47 (3) 2,000 2,026
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  4,000 4,284
Oakland Unified School Dist., Alameda County, Series A, GO,
5.25%, 8/1/48 (1) 4,500 5,077
Oceanside Unified School Dist., Prerefunded Balance, GO,
Zero Coupon, 8/1/28 (6)(8) 380 343
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 250 226
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28 (8) 3,870 3,480
Oceanside Unified School Dist., Unrefunded Balance, Series A,
GO, Zero Coupon, 8/1/28 (6)(8) 500 452
Ontario Community Fac. Dist. No. 64, 5.00%, 9/1/55 (9) 3,000 3,165

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/36 (1)(3) 1,040 1,045
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/37 (1)(3) 575 578
Ontario Int'l Airport Auth., North Terminal Project, Series B,
4.00%, 5/15/40 (1)(3) 1,350 1,349
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45  2,930 2,954
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 524
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.25%, 8/15/43  1,340 1,458
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/48  1,450 1,579
Orange County Community Fac. Dist., No. 2023-1, Rienda,
Series A, 5.50%, 8/15/53  1,000 1,085
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 885
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 452
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 528
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25 (8) 5,000 4,884
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29 (1) 1,935 1,999
Port of Los Angeles, Series A-1, 5.00%, 8/1/36 (3) 1,000 1,111
Port of Los Angeles, Series A-2, 5.00%, 8/1/36 (3) 750 834
Port of Los Angeles, Series A-2, 5.00%, 8/1/37 (3) 1,000 1,109
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36
(Prerefunded 12/24/24) (3)(5) 4,075 4,079
Port of Oakland, Unrefunded Balance, Series H, 5.00%,
5/1/29 (3) 1,725 1,847
Rancho Cucamonga Redev. Agency, Successor Agency,
5.00%, 9/1/29 (1) 1,800 1,803
Ravenswood City School Dist., GO, 5.25%, 8/1/53 (2) 4,310 4,783
Regents of the Univ. of California Medical Center Pooled
Revenue, Series B-1, VRDN, 2.50%, 5/15/32  140 140
Regents of the Univ. of California Medical Center Pooled
Revenue, Series L, 4.50%, 5/15/36  1,900 1,929
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 4.00%, 5/15/53  3,000 3,028
Regents of the Univ. of California Medical Center Pooled
Revenue, Series P, 5.00%, 5/15/47  5,000 5,509
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  9,450 8,918
Riverside County Transportation Commission, Series B-1,
4.00%, 6/1/46  3,000 3,011
Rocklin, Special Tax, 5.00%, 9/1/37  535 542

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rocklin, Special Tax, 5.00%, 9/1/38  975 987
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,015
Sacramento City Fin. Auth., 5.00%, 12/1/31 (2) 1,380 1,408
Sacramento County Airport, 5.00%, 7/1/54  3,500 3,843
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,232
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,335
Sacramento County Airport, Series C, 5.00%, 7/1/36 (3) 4,000 4,164
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,327
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,918
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52 (4) 2,195 2,324
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31 (1) 1,945 2,028
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 978
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,199
San Diego Assn. of Governments South Bay Expressway,
Senior Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,806
San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/47  1,800 1,862
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46 (3) 2,540 2,498
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51 (3) 1,500 1,457
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/56 (3) 2,500 2,396
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35 (3) 1,215 1,280
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37 (3) 1,000 1,049
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (3) 1,000 1,047
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39 (3) 600 626
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/53 (3) 4,675 4,936
San Diego County Regional Airport Auth., Series B, 5.25%,
7/1/38 (3) 650 732
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,658
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/45  550 516
San Diego County, Special Tax, Harmony Grove Village,
Series A, 4.00%, 9/1/50  1,100 1,002

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 797
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,191
San Diego Unified School Dist., Green Bond, Series A-3, GO,
4.00%, 7/1/53  6,000 6,052
San Diego Unified School Dist., Green Bond, Series B-3, GO,
4.00%, 7/1/54  4,595 4,635
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 3,089
San Francisco Bay Area Rapid Transit Dist., Series C-1, GO,
4.00%, 8/1/45  1,025 1,034
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/37  350 357
San Francisco Bay Area Rapid Transit Dist. Sales Tax,
Series A, 4.00%, 7/1/39  625 636
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/38 (3) 3,710 3,894
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/44 (3) 2,950 3,060
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/49 (3) 5,000 5,163
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.00%, 5/1/52 (3) 1,000 1,049
San Francisco City & County Int'l. Airport, Commissions,
Series A, 5.25%, 5/1/49 (3) 4,000 4,348
San Francisco City & County Int'l. Airport, Commissions,
Series B, 5.00%, 5/1/46 (3) 5,000 5,044
San Francisco City & County Int'l. Airport, Commissions,
Series C, 5.75%, 5/1/48 (3) 4,500 5,052
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (3) 1,645 1,591
San Francisco City & County Int'l. Airport, Commissions,
Series E, 4.00%, 5/1/50 (Prerefunded 5/1/29) (3)(5) 155 157
San Francisco City & County Int'l. Airport, Commissions,
Series E, 5.00%, 5/1/50 (3) 500 516
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47 (3) 3,000 3,042
San Francisco Public Utilities Commission Water Revenue,
Series D, 3.00%, 11/1/50  1,500 1,248
San Jose Evergreen Community College Dist., Series C, GO,
4.00%, 9/1/45  3,250 3,334
San Jose Evergreen Community College Dist., Series C, GO,
5.00%, 9/1/40  1,000 1,142
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,630

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (3) 700 700
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/31  2,165 2,200
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/32  850 863
San Marcos Redev. Agency, Successor Agency, Series A,
5.00%, 10/1/34  900 914
San Mateo Foster City School Dist., Series B, GO, 4.00%,
8/1/48  4,000 4,056
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,393
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,503
Sequoia Union High School Dist., GO, 4.00%, 7/1/52  3,750 3,779
Southern California Public Power Auth., Clean Energy Project,
Series A, VRDN, 5.00%, 4/1/55 (Tender 9/1/30)  2,500 2,679
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,259
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 966
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,764
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,801
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,738
Univ. of California Regents, Series AL-1, VRDN, 2.60%, 5/15/48  500 500
Univ. of California Regents, Series AL-4, VRDN, 2.60%, 5/15/48  1,800 1,800
Univ. of California Regents, Series AZ, 5.00%, 5/15/48  4,250 4,456
Univ. of California Regents, Series BP-2, VRDN, 1.86%,
5/15/48  500 500
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,097
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 911
Washington Township Health Care Dist., Series A, 4.00%,
7/1/35  600 602
Washington Township Health Care Dist., Series A, 5.00%,
7/1/30  500 524
Washington Township Health Care Dist., Series A, 5.00%,
7/1/31  1,000 1,045
Washington Township Health Care Dist., Series A, 5.00%,
7/1/36  620 641
Washington Township Health Care Dist., Series A, 5.00%,
7/1/42  325 338
Washington Township Health Care Dist., Series A, 5.00%,
7/1/43  275 285

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington Township Health Care Dist., Series A, 5.75%,
7/1/48  1,000 1,101
Washington Township Health Care Dist., Series A, 5.75%,
7/1/53  1,000 1,093
Washington Township Health Care Dist., Series B, GO, 5.25%,
8/1/48  1,600 1,788
Washington Township Health Care Dist., Series B, GO, 5.50%,
8/1/53  1,600 1,813
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (8) 855 877
772,231
PUERTO RICO  3.1%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 3,841 2,372
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 1,590 1,665
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 292
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,329 1,323
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  295 292
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  576 565
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  345 332
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  183 185
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 944
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,421
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,846 2,058
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (11)
(12) 15 8
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (11)(12) 25 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (11)(12) 225 118
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (11)(12) 65 34
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (11)
(12) 80 42
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (11)
(12) 305 160

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (11)
(12) 100 52
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (11)
(12) 125 65
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (11)
(12) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (11)(12) 15 8
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (11)(12) 75 39
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (11)(12) 65 34
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (11)
(12) 30 16
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (11)
(12) 80 42
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (11)
(12) 60 31
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (11)
(12) 20 11
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (11)
(12) 35 18
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (11)
(12) 25 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (11)
(12) 245 129
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (11)
(12) 70 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (11)
(12) 25 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  465 466
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 7,650
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,004
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  10,000 3,369
24,829
Total Municipal Securities (Cost $783,920) 797,060

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.3%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10,
Class ACA, 2.046%, 6/25/38  3,351 2,704
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $3,441) 2,704
Total Investments in Securities  99.4%
(Cost $787,361) $ 799,764
Other Assets Less Liabilities 0.6% 4,508
Net Assets 100.0% $ 804,272
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Interest subject to alternative minimum tax.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $55,121 and represents 6.9% of net assets.
(5) Prerefunded date is used in determining portfolio maturity.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Corporation
(9) When-issued security
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Non-income producing
CDA Community Development Administration/Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PFA Public Finance Authority/Agency
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE California Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE California Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F80-054Q3 11/24